Earnings Per Share - Reconciliation Number of Shares Used for Basic and Diluted EPS (Details)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Earnings per share [abstract]
Weighted average number of common shares for basic earnings per share	189,859,971	191,725,280	192,187,223
Number of potential common shares attributable to share-based compensation	2,202,438	2,266,166	2,154,082
Weighted average number of common shares for diluted earnings per share	192,062,409	193,991,446	194,341,305